BANK LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2023
Secured loan [Abstract]
BANK LOANS AND OTHER BORROWINGS
24	BANK LOANS AND OTHER BORROWINGS

	2023	2022
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	95,319	148,002
Other borrowings	46,898	50,966
	142,217	198,968

Analysed between:

Current	18,578	33,330
Non-current portion	123,639	165,638
	142,217	198,968

Interest payable (included in bank loans)	1,102	1,752

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	101,555	138,809
After 5 years	22,084	26,829
	123,639	165,638
Bank loans

i.	US$100.0 million senior secured credit facility

The facility bears interest at London Interbank Offered Rate (“LIBOR”) plus 2.95% per annum and is made up of two tranches. Tranche A and B are repayable quarterly commencing 16 August 2018 and mature on 15 May 2022 and 15 May 2023 respectively, with the option to extend for a further two years. Tranche A of US$10,000,000 has been fully repaid. Facility fees of US$1,750,000 were payable to the lender upon signing the new loan agreement. Additional fees of US$164,000 were paid on 2 June 2021 for the lender swap. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2023, the loan was fully repaid (31 December 2022, the outstanding balance in relation to this facility was US$10,065,000, net of US$160,000 facility fees).

ii.	US$6.3 million secured term facility

The facility bears interest at LIBOR plus 2% per annum and is repayable quarterly, commencing on 6 September 2018 and matures on 6 June 2023. Facility fees of US$32,000 were payable to the lender upon signing the new loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2023, the loan was fully repaid (31 December 2022, the outstanding balance in relation to this facility was US$633,000, net of US$3,000 facility fees).

iii.	Combined US$31.4 million senior secured credit facility

On 29 July 2019, the Group entered into two term facilities, each for an amount up to US$15,720,000 to finance the acquisition of two supramax/ultramax newbuildings. The facilities bear interest at Secured Overnight Financing Rate (“Term SOFR”) along with a credit adjustment spread plus 2% per annum and is repayable quarterly, commencing on 5 November 2019 and 20 December 2019 and matures on 5 August 2026 and 24 September 2026. Facility fees of US$78,600 were payable to the lender upon drawdown of each loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2023, the outstanding balances in relation to these facilities are US$22,630,000, net of US$60,000 facility fees (31 December 2022: US$24,692,000, net of US$82,000 facility fees).

iv.	Combined US$114.1 million senior secured credit facility

On 10 February 2020, the Group entered into a senior secured term loan facility for 11 drybulk vessels for the purpose of refinancing the existing indebtedness.
 The facility bears interest at Term SOFR along with a credit adjustment spread plus
3.10% per annum and is repayable quarterly, commencing on 13 May 2020 and matures on 13 February 2025. Facility fees of US$
1,634,137 were payable to the lender upon drawdown of the loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. On 15 September 2021, the finance agreement was amended to drawdown an additional US$
23,031,000 and additional fees of US$691,000 were paid to the lender on the second drawdown. As at 31 December 2023, the outstanding balances in relation to these facilities are US$63,599,000, net of US$
594,000 facility fees (31 December 2022: US$
102,454,000, net of US$
1,123,000 facility fees).

vi.	Combined US$13.1 million senior secured credit facility

On 31 January 2020, the Group entered into a senior secured term loan facility for one drybulk vessel for the purpose of refinancing the existing indebtedness.
On 14 August 2023, the parties to the facility agreement entered into an amendment and restatement agreement the purpose of which was to transition the interest rate from LIBOR to Term SOFR.

The facility bears interest at Term SOFR along with a credit adjustment spread plus 2.75% per annum and is repayable quarterly, commencing on 13 May 2020 and matures on 13 February 2025. Facility fees of US$131,300 were payable to the lender upon drawdown of the loan agreement. This was recorded as a transaction cost to the loan account to the extent the loan was drawn down. As at 31 December 2023, the outstanding balance in relation to this facility is US$9,089,000, net of US$29,000 facility fees (31 December 2022: US$10,158,000, net of US$55,700 facility fees).

The bank loans are secured by cash and certain ships owned by the Group.  The cash pledged and the carrying value of the ships under security charge as at 31 December 2023 are US$6,970,000 (31 December 2022: US$10,009,000) and US$198,318,000 (31 December 2022: US$330,920,000) respectively. In addition, there are charges over the relevant subsidiaries’ earnings, insurances, charter and charter guarantees and any requisition compensation. Certain of the bank loans are guaranteed by Grindrod Shipping Pte. Ltd. and/or Grindrod Shipping Holdings Limited.

The bank loans are arranged at Term SOFR along with a credit adjustment spread plus the respective margins. These bear a weighted average effective interest rate of 9.44% (31 December 2022: 8.16%) per annum.

These bank loan facilities contain financial covenants where the most stringent of which require the Group to maintain the following:

•	book value net worth of the lower of (a) the aggregate of US$200 million plus 25% of the amount of positive retained earnings plus 50% of each capital raise and (b) US$275 million ;
•	cash and cash equivalents (including restricted cash held in the debt service reserve account) of US$30 million;
•	a ratio of debt to market adjusted tangible fixed assets of not more than 75%; and
•	positive working capital, such that consolidated current assets must exceed the consolidated current liabilities excluding any adjustments made for IFRS 16.

The Group was in compliance with its financial covenants as of 31 December 2023 and 31 December 2022.

Other borrowings

Other borrowings relate to US$60,750,000 (31 December 2022: US$60,750,000) in financing arrangements entered into with third parties with respect to four of the vessels in the Group we regard as owned. The arrangements commenced on 26 June 2019, 20 September 2019, 20 November 2019 and 16 September 2021, respectively, are payable monthly in advance and bear interest at Term SOFR along with a credit adjustment spread plus 1.7% per annum and Term SOFR along with a credit adjustment spread plus 1.75% per annum. The loans mature on 26 May 2030, 20 August 2031, 20 October 2031 and 16 August 2036. As at 31 December 2023, the outstanding balances in relation to these borrowings is US$46,898,000 (31 December 2022: US$50,966,000). The carrying value of the ships under security charge as at 31 December 2023 is US$51,524,000 (31 December 2022: US$55,557,000).